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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-06106

                          Pioneer Mid Cap Value Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  October 31


Date of reporting period:  November 1, 2007 through April 30, 2008


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


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                                     PIONEER
                                     -------
                                     MID CAP
                                   VALUE FUND

                                      PCGRX
                                  Ticker Symbol


                                   Semiannual
                                     Report

                                     4/30/08


                             [LOGO]PIONEER
                                   Investments(R)

 Table of Contents
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Letter to Shareowners                                                          2

Portfolio Management Discussion                                                4

Portfolio Summary                                                              7

Prices and Distributions                                                       8

Performance Update                                                             9

Comparing Ongoing Fund Expenses                                               14

Schedule of Investments                                                       16

Financial Statements                                                          27

Notes to Financial Statements                                                 36

Approval of Investment Advisory Agreement                                     44

Trustees, Officers and Service Providers                                      48

                                                                     President's

 Dear Shareowner,
--------------------------------------------------------------------------------
Staying diversified and keeping your portfolio invested in the markets are two general investment principles that have served investors well over time. They are particularly useful guides to keep in mind today, at a time when markets around the globe are being buffeted by problems in the financial and real estate industries and by concerns about a slowing economy.

After an extended period of steady economic growth with sustained low unemployment and low inflation, the U.S. economy ran into difficulty as 2007 drew to a close. Investors in subprime mortgages were forced to mark down the value of their assets, imperiling leveraged balance sheets. The ensuing credit crunch forced central banks in the United States and Europe to assume the role of "lender of last resort" to keep credit markets functioning. Conditions worsened in the first quarter of 2008, as falling prices, margin calls and deleveraging continued, the auction-rate preferred market seized up. The U.S. Federal Reserve expanded its lender-of-last-resort role to include lending to primary dealers and continued to cut interest rates. By then, recession talk was widespread as concern grew that falling home prices, rising unemployment, sharply rising food and energy prices, and disruptions in financial markets posed a significant threat to economic growth.

Markets reacted poorly to the developments leading up to the difficulties surrounding Bear Stearns, with fixed-income credit spreads (the difference in rates between corporate and U.S. government bonds) widening dramatically and stock markets declining, wiping out the positive returns markets had delivered in the preceding year. Treasury bond prices rose as the market underwent a flight to quality. In the six weeks between the Bear Stearns problems and the end of April, though, there were no further market crises, recession fears faded in light of positive economic news, and stock markets rallied, recouping some of their first-quarter losses, while Treasury bond prices fell back.

Over the six-month period ending April 30, 2008, the Dow Jones Industrial Average fell 7%, the Standard & Poor's 500 Index fell 10% and the NASDAQ Composite Index fell 16%. The MSCI EAFE Developed Market Index of international stock markets fell 9%, and the MSCI Emerging Markets Index fell 10%. The U.S. investment-grade bond market, as measured by the Lehman Brothers Aggregate Bond Index,

Letter


was a solid performer over the six months, rising 4%. The U.S. high-yield bond market, as measured by the Merrill Lynch High Yield Bond Master II Index, fell 1% as its higher-coupon yields could not offset a fall in bond prices triggered by widening credit spreads.

Looking forward, the risk of a 2008 recession seems diminished, but substantial risks remain in both financial markets and the real economy. On the other hand, a weak U.S. dollar and substantial fiscal and monetary stimulus are potent support for the economy. Markets remain volatile, and falling risk tolerances and deleveraging may depress asset prices in the short term, but equity and corporate bond valuations look attractive over a longer time horizon unless the U.S. economy falls into a severe and protracted recession.

Sudden swings in the markets are always to be expected, but they are difficult to time. Maintaining a long-term time horizon, being diversified, and paying attention to asset allocation are important investment principles. As always, we encourage you to work closely with your financial advisor to find the mix of stocks, bonds and money market assets that is best aligned to your particular risk tolerance and investment objective, and to adhere to a strategic plan rather than letting emotion drive investment decisions.

Respectfully,

/s/ Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Mid Cap Value Fund
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PORTFOLIO MANAGEMENT DISCUSSION 4/30/08
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The equity markets were hit hard by rising concerns about credit quality in late 2007 and early 2008, as investors worried that problems that first surfaced in housing and subprime mortgages could undermine the domestic economy. In the following discussion, Rod Wright, leader of the investment team managing the Pioneer Mid Cap Value Fund, provides an update on the Fund and the factors in performance during the six months ending April 30, 2008.

Q:  How did the Fund perform during the six months ending April 30, 2008?

A: Pioneer Mid Cap Value Fund Class A shares had a total return of -11.16% at net asset value during the period. Over the same six months, the Fund's benchmark, the Russell Mid-Cap Value Index (the Russell Index), returned -9.20%, while the Standard & Poor's 500 Index, a broad measure of the U.S. stock market, returned -9.63%. Over the same six-month period, the average return of the 358 mutual funds in Lipper's Mid Cap Value category was -9.95%.

    Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

    The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q:  What were the principal factors in performance for the six months?

A: Growing fears about the direction of the economy affected prices in even the perceived "safer" asset classes during the six months. Throughout the period, valuations of most securities, other than Treasury and government agency bonds, tended to fall, although April 2008 saw positive returns from many equities and corporate bonds. We had entered the period somewhat defensively positioned as a result of our stock-selection decisions, with the Fund overweighted in the health care and consumer staples sectors and underweighted in the consumer discretionary and financial groups. We were equal-weighted in energy relative to the Russell Index early in the period, but we sold some of the Fund's

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------

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    energy positions during the period and took profits. However, the resulting underweighting in energy companies, combined with disappointing results among our energy holdings, was the principal factor in the Fund's underperformance relative to the Russell Mid-Cap Value benchmark over the full six months.

    Consistent with our long-term discipline, we focus on individual stock selection rather than industry or sector weightings in making decisions about the portfolio. We seek fundamentally sound companies with high returns on equity and on invested capital and emphasize corporations with solid growth and earnings records. Any overweighted or underweighted positions relative to the benchmark tend to be the result of individual stock decisions.

Q: What types of investments most affected the Fund's performance during the period?

A: One energy holding in particular was responsible for much of the Fund's underperformance relative to the Russell Index: oil refiner Tesoro, which was caught in a squeeze when the prices for crude oil rose faster than the prices it received for refined products, such as jet fuel, gasoline or heating oil. Fast-growing demand for oil products from emerging markets pushed the price of crude oil up, while high domestic inventories of products such as gasoline limited price increases for refined products. We had emphasized refiners rather than exploration and production companies, which benefited from the rising price of crude oil. Despite the experience of recent months, we believe oil refiners still offer good investment opportunities.

    Another investment that proved to be a notable drag on results was First Marblehead, a financials firm that specializes in securitizing student loans. While the demand for loans for college education remained firm and the quality of the loans continued to be high, the problems in the credit markets made it difficult to package the loans into securities and sell them to investors. As a result, we decided to sell our position in First Marblehead because of uncertainty over the near-term prospects that the market would revive, even though we think the longer-term potential of the business should be good.

Pioneer Mid Cap Value Fund
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PORTFOLIO MANAGEMENT DISCUSSION 4/30/08                             (continued)
--------------------------------------------------------------------------------

    Several other holdings made positive contributions to results. In the energy area, Weatherford International, an oil field services company, and Questar, an exploration and production company as well as a utility, both added to performance for the six months. Other strong performers included container company Ball, whose earnings rose as the demand for aluminum beverage cans for beer and soft drinks increased, and insurance company UNUM, which reported healthy earnings improvement from its operations, which predominately are in the group disability plan business.

Q:  What is your investment outlook?

A: While the equity market gave the appearance of some stabilization late in the period ending April 30, we worry that we may be in the eye of a hurricane and that the environment may become stormy again. We believe we have not yet seen the full impact of rising inflationary pressures and an economic deceleration, and so we would not be surprised to witness further problems in the market. In this environment, we have kept the Fund conservatively positioned, emphasizing quality companies with sound balance sheets that can help them weather financial storms.

Investments in mid-sized companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies. Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These opinions should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Mid Cap Value Fund
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PORTFOLIO SUMMARY 4/30/08
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

  [THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

U.S. Common Stocks                                                          92.0%
Temporary Cash Investments                                                   7.8%
Depositary Receipts for International Stocks                                 0.2%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

  [THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Financials                                                                  21.6%
Utilities                                                                   12.8%
Information Technology                                                      12.7%
Industrials                                                                 12.2%
Consumer Discretionary                                                       9.7%
Consumer Staples                                                             8.9%
Health Care                                                                  7.9%
Materials                                                                    7.4%
Energy                                                                       6.8%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

  1. UNUM Group                                                             3.35%
  2. The Interpublic Group of Companies, Inc.                               2.65
  3. Ball Corp.                                                             2.45
  4. Questar Corp.                                                          2.34
  5. W.W. Grainger, Inc.                                                    2.31
  6. Kroger Co.                                                             2.30
  7. Omnicare, Inc.                                                         2.26
  8. Waste Management, Inc.                                                 2.24
  9. Hess Corp.                                                             2.24
 10. Aon Corp.                                                              2.17

* This list excludes temporary cash and derivative instruments. The portfolio is actively managed and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

Pioneer Mid Cap Value Fund
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PRICES AND DISTRIBUTIONS
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Net Asset Value Per Share
--------------------------------------------------------------------------------

 Class      4/30/08         10/31/07
 -----      -------         --------
    A        $21.11          $25.62
    B        $17.58          $21.65
    C        $17.45          $21.48
    R        $20.82          $25.26
    Y        $22.06          $26.73

Distributions Per Share
--------------------------------------------------------------------------------

                        11/1/07 - 4/30/08
                        -----------------
          Net Investment    Short-Term      Long-Term
 Class       Income       Capital Gains   Capital Gains
 -----       ------       -------------   -------------
    A        $0.0980         $0.3182         $1.3465
    B        $    -          $0.3182         $1.3465
    C        $    -          $0.3182         $1.3465
    R        $0.0405         $0.3182         $1.3465
    Y        $0.1798         $0.3182         $1.3465

Pioneer Mid Cap Value Fund
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PERFORMANCE UPDATE 4/30/08                                        CLASS A SHARES
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Investment Returns
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The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Mid Cap Value Fund at public offering price, compared to that of the Russell Midcap Value Index.

-----------------------------------------------------------------
Average Annual Total Returns
(As of April 30, 2008)
                                     Net Asset    Public Offering
Period                              Value (NAV)     Price (POP)
10 Years                               7.64%           7.00%
5 Years                               14.42           13.07
1 Year                                -9.25          -14.46
-----------------------------------------------------------------
Expense Ratio
(Per prospectus dated March 1, 2008)
                                       Gross           Net
                                       1.03%           1.03%
-----------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]


                     Value of $10,000 Investment

                 Pioneer Mid Cap     Russell Midcap
                   Value Fund         Value Index
                ----------------    ---------------
4/98                  9425              10000
                      8657              10190
4/00                  9155               9732
                     11227              11640
4/02                 11698              12619
                     10034              10917
4/04                 13725              14730
                     15918              17721
4/06                 18501              22106
                     21683              26451
4/08                 19679              23368

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ. Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell Midcap Value Index measures the performance of U.S. mid-cap value stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.

Pioneer Mid Cap Value Fund
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PERFORMANCE UPDATE 4/30/08                                        CLASS B SHARES
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Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Mid Cap Value Fund, compared to that of the Russell Midcap Value Index.

Average Annual Total Returns
(As of April 30, 2008)
----------------------------------------------------------
                                        If           If
Period                                 Held       Redeemed
10 Years                                6.71%        6.71%
5 Years                                13.36        13.36
1 Year                                -10.13       -13.44
----------------------------------------------------------
Expense Ratio
(Per prospectus dated March 1, 2008)
                                        Gross        Net
                                        1.97%        1.97%
----------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]


                     Value of $10,000 Investment

                 Pioneer Mid Cap     Russell Midcap
                   Value Fund         Value Index
                ----------------    ---------------
4/98                 10000              10000
                      9114              10190
4/00                  9559               9732
                     11629              11640
4/02                 12022              12619
                     10225              10917
4/04                 13862              14730
                     15926              17721
4/06                 18336              22106
                     21299              26451
4/08                 19140              23368

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit pioneerinvestments.com. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell Midcap Value Index measures the performance of U.S. mid-cap value stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.

Pioneer Mid Cap Value Fund
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PERFORMANCE UPDATE 4/30/08                                        CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Mid Cap Value Fund, compared to that of the Russell Midcap Value Index.

-----------------------------------------------------------
Average Annual Total Returns
(As of April 30, 2008)
                                         If           If
Period                                  Held       Redeemed
10 Years                                6.71%        6.71%
5 Years                                13.44        13.44
1 Year                                -10.02       -10.02
-----------------------------------------------------------
Expense Ratio
(Per prospectus dated March 1, 2008)
                                        Gross        Net
                                        1.87%        1.87%
-----------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]


                     Value of $10,000 Investment

                 Pioneer Mid Cap     Russell Midcap
                   Value Fund         Value Index
                ----------------    ---------------
4/98                 10000              10000
                      9107              10190
4/00                  9548               9732
                     11602              11640
4/02                 11990              12619
                     10193              10917
4/04                 13812              14730
                     15885              17721
4/06                 18309              22106
                     21282              26451
4/08                 19150              23368

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ. Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell Midcap Value Index measures the performance of U.S. mid-cap value stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 4/30/08                                        CLASS R SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Mid Cap Value Fund, compared to that of the Russell Midcap Value Index.

-----------------------------------------------------------
Average Annual Total Returns
(As of April 30, 2008)
                                         If           If
Period                                  Held       Redeemed
10 Years                                7.27%        7.27%
5 Years                                14.20        14.20
1 Year                                 -9.54        -9.54
-----------------------------------------------------------
Expense Ratio
(Per prospectus dated March 1, 2008)
                                        Gross        Net
                                        1.33%        1.33%
-----------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]


                     Value of $10,000 Investment

                 Pioneer Mid Cap     Russell Midcap
                   Value Fund         Value Index
                ----------------    ---------------
4/98                 10000              10000
                      9140              10190
4/00                  9617               9732
                     11736              11640
4/02                 12167              12619
                     10389              10917
4/04                 14200              14730
                     16451              17721
4/06                 19067              22106
                     22303              26451
4/08                 20175              23368

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The performance of Class R shares for the period prior to the commencement of operations of Class R shares on April 1, 2003, is based on the performance of Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. For the period after April 1, 2003, the actual performance of Class R shares is reflected. Class R shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ. Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell Midcap Value Index measures the performance of U.S. mid-cap value stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.

Pioneer Mid Cap Value Fund
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PERFORMANCE UPDATE 4/30/08                                        CLASS Y SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Mid Cap Value Fund, compared to that of the Russell Midcap Value Index.

-----------------------------------------------------------
Average Annual Total Returns
(As of April 30, 2008)
                                         If           If
Period                                  Held       Redeemed
10 Years                                8.14%        8.14%
5 Years                                14.94        14.94
1 Year                                 -8.92        -8.92
-----------------------------------------------------------
Expense Ratio
(Per prospectus dated March 1, 2008)
                                        Gross        Net
                                        0.68%        0.68%
-----------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]


                     Value of $10,000 Investment

                 Pioneer Mid Cap     Russell Midcap
                   Value Fund         Value Index
                ----------------    ---------------
4/98                 10000              10000
                      9227              10190
4/00                  9805               9732
                     12081              11640
4/02                 12647              12619
                     10903              10917
4/04                 14988              14730
                     17490              17721
4/06                 20412              22106
                     24019              26451
4/08                 21877              23368

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance for periods prior to the inception of Class Y shares reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance shown for Class Y shares prior to their inception would have been higher. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds and can be rescinded at any time. See the prospectus and financial statements for complete details.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell Midcap Value Index measures the performance of U.S. mid-cap value stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.

Pioneer Mid Cap Value Fund
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COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.  Divide your account value by $1,000
    Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Mid Cap Value Fund

Based on actual returns from November 1, 2007 through April 30,
2008.

 Share Class               A              B              C              R              Y
--------------------------------------------------------------------------------------------
 Beginning Account     $1,000.00      $1,000.00      $1,000.00      $1,000.00      $1,000.00
 Value On 11/1/07

 Ending Account        $  888.40      $  883.70      $  884.70      $  887.40      $  890.00
 Value 4/30/08

 Expenses Paid         $    5.12      $    9.55      $    9.04      $    6.43      $    3.15
 During Period*

* Expenses are equal to the Fund's annualized expense ratio of 1.09%, 2.04%, 1.93%, 1.38% and 0.67% multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half period).

Pioneer Mid Cap Value Fund
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--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Mid Cap Value Fund

Based on a hypothetical 5% per year return before expenses, reflect ing the period from November 1, 2007 through April 30, 2008.

 Share Class               A              B              C              R              Y
--------------------------------------------------------------------------------------------
 Beginning Account     $1,000.00      $1,000.00      $1,000.00      $1,000.00      $1,000.00
 Value On 11/1/07

 Ending Account        $1,019.44      $1,014.72      $1,015.27      $1,018.05      $1.021.53
 Value 4/30/08

 Expenses Paid         $    5.47      $   10.22      $    9.67      $    6.87      $    3.37
 During Period*

* Expenses are equal to the Fund's annualized expense ratio of 1.09%, 2.04%, 1.93%, 1.38% and 0.67% multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half period).

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/08 (unaudited)
--------------------------------------------------------------------------------

   Shares                                                                  Value
               COMMON STOCKS - 97.0%
               Energy - 6.6%
               Integrated Oil & Gas - 3.2%
  475,000      Hess Corp.                                         $   50,445,000
  525,000      USX-Marathon Group, Inc.                               23,924,250
                                                                  --------------
                                                                  $   74,369,250
                                                                  --------------
               Oil & Gas Equipment & Services - 0.4%
  100,000      Weatherford International, Inc.*                   $    8,067,000
                                                                  --------------
               Oil & Gas Refining & Marketing - 1.2%
1,100,000      Tesoro Petroleum Corp.                             $   27,654,000
                                                                  --------------
               Oil & Gas Storage & Transportation - 1.8%
2,450,000      El Paso Corp.                                      $   41,993,000
                                                                  --------------
               Total Energy                                       $  152,083,250
                                                                  --------------
               Materials - 7.2%
               Diversified Metals & Mining - 1.4%
  300,000      Freeport-McMoRan Copper & Gold, Inc. (Class B)     $   34,125,000
                                                                  --------------
               Gold - 1.4%
  725,000      Newmont Mining Corp.                               $   32,052,250
                                                                  --------------
               Industrial Gases - 0.4%
  100,000      Air Products & Chemicals, Inc.                     $    9,843,000
                                                                  --------------
               Metal & Glass Containers - 2.4%
1,025,000      Ball Corp.                                         $   55,124,500
                                                                  --------------
               Specialty Chemicals - 1.6%
  800,000      International Flavor & Fragrances, Inc.*(b)        $   36,488,000
                                                                  --------------
               Total Materials                                    $  167,632,750
                                                                  --------------
               Capital Goods - 3.6%
               Construction & Engineering - 0.8%
  650,000      KBR, Inc.                                          $   18,746,000
                                                                  --------------
               Industrial Machinery - 0.6%
  325,000      Crane Co.                                          $   13,305,500
                                                                  --------------
               Trading Companies & Distributors - 2.2%
  600,000      W.W. Grainger, Inc.                                $   52,026,000
                                                                  --------------
               Total Capital Goods                                $   84,077,500
                                                                  --------------


16  The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Shares                                                            Value
              Commercial Services & Supplies - 6.8%
              Diversified Commercial Services - 2.0%
1,225,000     Equifax, Inc.*(b)                             $   46,880,750
                                                            --------------
              Environmental & Facilities Services - 2.7%
  425,000     Republic Services, Inc.                       $   13,510,750
1,400,000     Waste Management, Inc.*                           50,540,000
                                                            --------------
                                                            $   64,050,750
                                                            --------------
              Office Services & Supplies - 2.1%
  700,000     Avery Dennison Corp.                          $   33,733,000
  400,000     Pitney Bowes, Inc.*                               14,444,000
                                                            --------------
                                                            $   48,177,000
                                                            --------------
              Total Commercial Services & Supplies          $  159,108,500
                                                            --------------
              Transportation - 1.4%
              Railroads - 1.4%
  500,000     CSX Corp.                                     $   31,475,000
                                                            --------------
              Total Transportation                          $   31,475,000
                                                            --------------
              Consumer Durables & Apparel - 2.1%
              Apparel, Accessories & Luxury Goods - 0.5%
  651,100     Liz Claiborne, Inc.                           $   11,517,959
                                                            --------------
              Consumer Electronics - 0.6%
  350,000     Harman International Industries, Inc.         $   14,304,500
                                                            --------------
              Homebuilding - 0.5%
  800,000     D.R. Horton, Inc.                             $   12,392,000
                                                            --------------
              Housewares & Specialties - 0.5%
  150,000     Fortune Brands, Inc.                          $   10,143,000
                                                            --------------
              Total Consumer Durables & Apparel             $   48,357,459
                                                            --------------
              Media - 5.2%
              Advertising - 2.6%
6,600,000     The Interpublic Group of Companies, Inc.*     $   59,730,000
                                                            --------------
              Broadcasting & Cable TV - 0.8%
  800,000     CBS Corp. (Class B)                           $   18,456,000
                                                            --------------


  The accompanying notes are an integral part of these financial statements.  17

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/08 (unaudited)                         (continued)
--------------------------------------------------------------------------------

   Shares                                                          Value
               Movies & Entertainment - 1.8%
  600,000      The Walt Disney Co.                        $   19,458,000
  600,000      Viacom, Inc. (Class B)*                        23,064,000
                                                          --------------
                                                          $   42,522,000
                                                          --------------
               Total Media                                $  120,708,000
                                                          --------------
               Retailing - 2.1%
               Apparel Retail - 1.3%
1,600,000      Gap, Inc.                                  $   29,792,000
                                                          --------------
               Department Stores - 0.8%
  450,000      J.C. Penney Co., Inc.                      $   19,125,000
                                                          --------------
               Total Retailing                            $   48,917,000
                                                          --------------
               Food & Drug Retailing - 3.8%
               Food Retail - 3.8%
1,900,000      Kroger Co.                                 $   51,775,000
1,150,000      Safeway, Inc.                                  36,340,000
                                                          --------------
                                                          $   88,115,000
                                                          --------------
               Total Food & Drug Retailing                $   88,115,000
                                                          --------------
               Food, Beverage & Tobacco - 3.1%
               Brewers - 2.0%
  425,000      Anheuser-Busch Companies, Inc.             $   20,910,000
  450,000      Molson Coors Brewing Co. (Class B) (b)         24,678,000
                                                          --------------
                                                          $   45,588,000
                                                          --------------
               Tobacco - 1.1%
  400,000      Loews Corp Carolina Group (b)              $   26,268,000
                                                          --------------
               Total Food, Beverage & Tobacco             $   71,856,000
                                                          --------------
               Household & Personal Products - 1.7%
               Personal Products - 1.7%
  875,000      Estee Lauder Co. (b)                       $   39,908,750
                                                          --------------
               Total Household & Personal Products        $   39,908,750
                                                          --------------
               Health Care Equipment & Services - 5.0%
               Health Care Services - 2.2%
2,500,000      Omnicare, Inc.                             $   50,875,000
                                                          --------------
               Health Care Supplies - 1.7%
1,150,000      Cooper Companies, Inc. (b)                 $   40,250,000
                                                          --------------


18  The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Shares                                                          Value
               Managed Health Care - 1.1%
  600,000      AETNA, Inc.                                $   26,160,000
                                                          --------------
               Total Health Care Equipment & Services     $  117,285,000
                                                          --------------
               Pharmaceuticals & Biotechnology - 2.6%
               Pharmaceuticals - 2.6%
  825,000      Barr Laboratorie, Inc.*                    $   41,439,750
1,000,000      Schering-Plough Corp.                          18,410,000
                                                          --------------
                                                          $   59,849,750
                                                          --------------
               Total Pharmaceuticals & Biotechnology      $   59,849,750
                                                          --------------
               Banks - 3.8%
               Regional Banks - 2.4%
  550,000      KeyCorp                                    $   13,271,500
  375,000      Marshall & Ilsley Corp.                         9,367,500
  350,000      PNC Bank Corp.                                 24,272,500
  200,000      Zions Bancorporation (b)                        9,270,000
                                                          --------------
                                                          $   56,181,500
                                                          --------------
               Thrifts & Mortgage Finance - 1.4%
1,400,000      People's Bank (b)                          $   23,758,000
  675,000      Washington Mutual, Inc. (b)                     8,295,750
                                                          --------------
                                                          $   32,053,750
                                                          --------------
               Total Banks                                $   88,235,250
                                                          --------------
               Diversified Financials - 4.3%
               Asset Management & Custody Banks - 1.9%
  725,000      Legg Mason, Inc.                           $   43,703,000
                                                          --------------
               Consumer Finance - 1.2%
  550,000      Capital One Financial Corp.                $   29,150,000
                                                          --------------
               Investment Banking & Brokerage - 1.2%
  700,000      Lazard, Ltd.                               $   27,398,000
                                                          --------------
               Total Diversified Financials               $  100,251,000
                                                          --------------
               Insurance - 9.1%
               Insurance Brokers - 2.1%
1,075,000      Aon Corp.                                  $   48,794,250
                                                          --------------


  The accompanying notes are an integral part of these financial statements.  19

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/08 (unaudited)                         (continued)
--------------------------------------------------------------------------------

   Shares                                                                  Value
               Life & Health Insurance - 4.1%
  350,000      Lincoln National Corp.                             $   18,816,000
3,250,000      UNUM Group                                             75,432,500
                                                                  --------------
                                                                  $   94,248,500
                                                                  --------------
               Property & Casualty Insurance - 1.6%
2,100,000      Progressive Corp.*(b)                              $   38,199,000
                                                                  --------------
               Reinsurance - 1.3%
  575,000      Renaissancere Holdings, Ltd.                       $   29,578,000
                                                                  --------------
               Total Insurance                                    $  210,819,750
                                                                  --------------
               Real Estate - 3.8%
               Industrial Real Estate Investment Trust - 1.0%
  350,000      ProLogis Trust                                     $   21,913,500
                                                                  --------------
               Mortgage Real Estate Investment Trust - 1.4%
2,000,000      Annaly Capital Management, Inc.                    $   33,520,000
                                                                  --------------
               Office Real Estate Investment Trust - 0.5%
  125,000      Boston Properties, Inc.                            $   12,561,250
                                                                  --------------
               Specialized Real Estate Investment Trust - 0.9%
  225,000      Public Storage, Inc.                               $   20,407,500
                                                                  --------------
               Total Real Estate                                  $   88,402,250
                                                                  --------------
               Software & Services - 1.9%
               Data Processing & Outsourced Services - 1.9%
1,000,000      Computer Sciences Corp.*                           $   43,590,000
                                                                  --------------
               Total Software & Services                          $   43,590,000
                                                                  --------------
               Technology Hardware & Equipment - 8.6%
               Computer Hardware - 6.0%
1,500,000      Dell, Inc.*                                        $   27,945,000
1,900,000      NCR Corp.*                                             46,797,000
1,900,000      Sun Microsystems, Inc.*                                29,754,000
1,675,000      Teradata Corp.*                                        35,660,750
                                                                  --------------
                                                                  $  140,156,750
                                                                  --------------
               Computer Storage & Peripherals - 1.1%
1,050,000      Imation Corp. (b)                                  $   24,612,000
                                                                  --------------


20  The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Shares                                                        Value
              Office Electronics - 1.5%
2,500,000     Xerox Corp.                               $   34,925,000
                                                        --------------
              Total Technology Hardware & Equipment     $  199,693,750
                                                        --------------
              Semiconductors - 1.9%
              Semiconductor Equipment - 1.0%
1,175,000     Applied Materials, Inc. (b)               $   21,925,500
                                                        --------------
              Semiconductors - 0.9%
  600,000     Infineon Technologies AG (A.D.R.)*(b)     $    5,544,000
  800,000     National Semiconductor Corp.                  16,312,000
                                                        --------------
                                                        $   21,856,000
                                                        --------------
              Total Semiconductors                      $   43,781,500
                                                        --------------
              Utilities - 12.4%
              Electric Utilities - 5.6%
  725,000     American Electric Power Co., Inc.*        $   32,356,750
  900,000     Edison International                          46,953,000
  500,000     Firstenergy Corp.                             37,820,000
  300,000     PPL Corp.                                     14,406,000
                                                        --------------
                                                        $  131,535,750
                                                        --------------
              Gas Utilities - 2.3%
  850,000     Questar Corp.                             $   52,725,500
                                                        --------------
              Multi-Utilities - 4.5%
1,000,000     NSTAR                                     $   32,210,000
  850,000     Public Service Enterprise Group, Inc.         37,323,500
  625,000     Sempra Energy                                 35,418,750
                                                        --------------
                                                        $  104,952,250
                                                        --------------
              Total Utilities                           $  289,213,500
                                                        --------------
              TOTAL COMMON STOCKS
              (Cost $2,119,963,239)                     $2,253,360,959
                                                        --------------


  The accompanying notes are an integral part of these financial statements.  21

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/08 (unaudited)                         (continued)
--------------------------------------------------------------------------------

  Principal
     Amount                                                                Value
                 TEMPORARY CASH INVESTMENTS - 8.2%
                 Repurchase Agreement - 2.9%
$13,620,000      Bank of America Corp., 1.98%, dated 4/30/08,
                 repurchase price of $13,620,000 plus accrued
                 interest on 5/1/08 collateralized by the
                 following:
                   $8,508,699 Federal National Mortgage
                     Association, 5.0%, 10/1/34
                   $643,234 Freddie Mac Giant, 5.0%, 4/1/38
                   $6,059,114 Federal National Mortgage
                     Association, 5.5%, 7/1/37                    $   13,620,000
 13,620,000      Barclays Plc, 1.98%, dated 4/30/08,
                 repurchase price of $13,620,000 plus accrued
                 interest on 5/1/08 collateralized by the
                 following:
                   $4,135,746 Freddie Mac Giant, 5.0 - 7.0%,
                     5/1/20 - 11/1/47
                   $1,110,560 Federal Home Loan Mortgage
                     Corp., 5.927 - 6.28%, 8/1/36 - 12/1/36
                   $1,428,834 Federal National Mortgage
                     Association (ARM), 4.777 - 6.432%,
                     8/1/35 - 11/1/37
                   $10,280,714 Federal National Mortgage
                     Association, 4.0 - 6.5%,
                     9/1/20 - 2/1/48                                  13,620,000
 13,620,000      Deutsche Bank AG, 2.0%, dated 4/30/08,
                 repurchase price of $13,620,000 plus accrued
                 interest on 5/1/08 collateralized by the
                 following:
                   $9,882,133 Freddie Mac Giant, 4.0 - 7.0%,
                     4/1/19 - 4/1/39
                   $1,225,698 Federal Home Loan Mortgage
                     Corp., 4.955 - 5.894%, 2/1/37 - 4/1/38


22  The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Principal
     Amount                                                                  Value
                 Repurchase Agreement - (continued)
                   $2,989,609 Federal National Mortgage
                     Association (ARM), 4.414 - 6.308%,
                     8/1/12 - 6/1/36
                   $4,746,405 U.S Treasury Strip, 0.0%,
                     11/15/21 - 8/15/26                             $   13,620,000
$13,620,000      JP Morgan Chase & Co., 2.0%, dated
                 4/30/08, repurchase price of $13,620,000
                 plus accrued interest on 5/1/08 collateralized
                 by $14,475,675 Federal National Mortgage
                 Association, 4.5 - 7.0%, 1/1/21 - 2/1/38               13,620,000
 13,620,000      Merrill Lynch, Inc. & Co., 1.88%, dated
                 4/30/08, repurchase price of $13,620,000
                 plus accrued interest on 5/1/08 collateralized
                 by $13,818,606 Freddie Mac Giant, 5.5%,
                 3/1/38                                                 13,620,000
                                                                    --------------
                 Securities Lending Collateral - 5.3%
                 Certificates of deposit:
    822,788      Banco Santander NY, 2.80%, 10/7/08                 $    1,030,779
    914,209      Bank Bovespa NY, 2.86%, 5/6/08                          1,144,840
  2,285,524      Bank of America, 2.80%, 8/22/08                         2,862,046
    822,788      Bank of Scotland NY, 2.89%, 11/4/08                     1,028,628
  1,142,762      Bank of Scotland NY, 3.03%, 9/26/08                     1,429,413
  2,285,524      BNP Paribas NY, 2.88%, 7/23/08                          2,862,046
    365,684      BNP Paribas NY, 3.035%, 5/23/08                           458,012
  1,371,314      Calyon NY, 2.85%, 8/25/08                               1,717,281
    457,105      Calyon NY, 2.69%, 01/16/09                                907,020
  2,285,524      Citibank, 2.85%, 7/29/08                                2,862,046
  1,695,858      Dexia Bank NY, 3.37%, 09/29/08                          2,118,739
    196,555      Fortis, 3.11%, 09/30/08                                   245,659
    457,105      Fortis, 3.14%, 06/30/08                                   572,091
  2,285,524      NORDEA NY, 2.81%, 8/29/08                               2,862,046
    365,684      Rabobank Nederland NY, 2.37%, 8/29/08                     457,724
  1,142,762      Royal Bank of Canada NY, 2.57%, 7/15/08                 1,431,023
    882,212      Skandinavian Enskilda Bank NY,
                 2.70%, 7/17/08                                          1,104,773


  The accompanying notes are an integral part of these financial statements.  23

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/08 (unaudited)                         (continued)
--------------------------------------------------------------------------------

  Principal
     Amount                                                              Value
                 Securities Lending Collateral - (continued)
$   265,121      Skandinavian Enskilda Bank NY,
                   3.18%, 09/22/08                              $      331,561
    457,105      Skandinavian Enskilda Bank NY,
                   3.06% 02/13/09                                      570,634
    914,209      Svenska Bank NY, 2.70%, 7/17/08                     1,144,843
    457,105      Wachovia Bank, 2.82%, 6/9/08                        2,633,083
                                                                --------------
                                                                $   29,774,287
                                                                --------------
                 Commercial Paper:
    246,111      Bank of America, 2.62%, 8/26/08                $      875,783
    456,865      Calyon, 2.71%, 5/8/08                                 572,109
    685,657      CBA, 2.71%, 7/11/08                                   854,059
    457,104      Deutsche Bank Financial, 2.55%, 7/9/08                569,633
    365,683      Deutsche Bank Financial, 2.55%, 6/16/08               456,441
    548,526      HSBC, 2.67%, 6/16/08                                  684,556
    457,105      HSBC, 2.72%, 6/9/08                                   570,760
    457,104      HSBC, 2.89% 7/21/08                                   568,713
    457,105      Lloyds Bank, 2.60%, 6/6/08                            570,927
  1,142,762      Macquarie Bank, 2.87%, 6/26/08                      1,424,345
    457,105      Macquarie Bank, 2.87%, 6/9/08                         570,636
    685,657      Natixis, 2.87%, 7/10/08                               853,856
    685,657      Natixis, 2.87%, 7/21/08                               852,780
    455,774      PARFIN, 2.70%, 6/9/08                                 570,742
    457,105      RAB USA, 2.61%, 6/10/08                               570,756
    914,209      Royal Bank of Scotland, 2.66%, 10/21/08             1,128,536
    438,821      Royal Bank of Scotland, 3.00%, 6/12/08                547,814
    365,684      Societe Generale, 2.85%, 5/2/08                       457,891
  1,142,762      Societe Generale, 2.93%, 7/30/08                    1,420,612
    457,105      Societe Generale, 2.98%, 7/2/08                       569,491
  2,056,971      Unicredit Group, 2.89%, 7/17/08                     2,559,185
    457,104      Wachovia, 3.62%,10/28/08                              570,521
    365,165      WestPac, 2.72%, 7/10/08                               454,833
    457,104      WestPac, 2.72%, 7/7/08                                569,533
    685,657      WestPac, 2.77%, 7/9/08                                854,088
                                                                --------------
                                                                $   19,698,600
                                                                --------------


24  The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Principal
     Amount                                                               Value
                 Securities Lending Collateral - (continued)
                 Tri-party Repurchase Agreements:
$16,221,229      Barclay's Bank,1.96% 5/1/08                     $   20,313,028
 13,713,141      Deutsche Bank, 1.97% 5/1/08                         17,172,276
 13,713,141      Lehman Brothers, 1.99% 5/1/08                       17,172,276
 13,713,141      Merrill Lynch, 1.95% 5/1/08                         17,172,276
                                                                 --------------
                                                                 $   71,829,856
                                                                 --------------
                 Other:
$ 1,599,866      ABS CFAT 2008-A A1                              $    2,003,432
                                                                 --------------
                 Total Securities Lending Collateral             $  123,306,175
                                                                 --------------
                 TOTAL TEMPORARY CASH INVESTMENTS
                 (Cost $191,406,175)                             $  191,406,175
                                                                 --------------
                 TOTAL INVESTMENT IN SECURITIES - 105.2%
                 (Cost $2,311,369,414)(a)                        $2,444,767,134
                                                                 --------------
                 OTHER ASSETS AND LIABILITIES - (5.2)%           $ (121,230,060)
                                                                 --------------
                 TOTAL NET ASSETS - 100.0%                       $2,323,537,074
                                                                 ==============

*        Non-income producing security.


(A.D.R.) American Depositary Receipt.


(a) At April 30, 2008, the net unrealized gain on investments based on cost for federal income tax purposes of $2,314,351,075 was as follows:

         Aggregate gross unrealized gain for all investments
         in which there is an excess of value over tax cost        $302,498,293
         Aggregate gross unrealized loss for all investments
         in which there is an excess of tax cost over value        (172,456,084)
                                                                   ------------
         Net unrealized gain                                       $130,042,209
                                                                   ------------


  The accompanying notes are an integral part of these financial statements.  25

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/08 (unaudited)                         (continued)
--------------------------------------------------------------------------------

(b)      At April 30, 2008, the following securities were out on loan:

            Shares     Description                                         Value
           500,000     Applied Materials, Inc.                      $  9,330,000
            27,100     Cooper Companies, Inc.                            948,500
           100,100     Equifax, Inc.*                                  3,830,827
           267,000     Estee Lauder Co.                               12,177,870
             7,800     Imation Corp.                                     182,832
           558,800     Infineon Technologies (A.D.R.)*                 5,163,312
             5,000     International Flavor & Fragrances, Inc.*          228,050
           259,000     Loews Corp Carolina Group                      17,008,530
           328,500     Molson Coors Brewing Co. (Class B)             18,014,940
           400,000     People's Bank                                   6,788,000
         1,500,000     Progressive Corp.*                             27,285,000
           513,500     Washington Mutual, Inc.                         6,310,915
           173,200     Zions Bancorporation                            8,027,820
                                                                    ------------
                                                                    $115,296,596
                                                                    ============

Purchases and sales of securities (excluding temporary cash investments) for the six months ended April 30, 2008 aggregated $644,216,381 and $802,050,669, respectively.


26  The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Value Fund
-----------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 4/30/08 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities, at value
    (including securities loaned of $115,296,596)
    (cost $2,311,369,414)                                 $2,444,767,134
  Receivables -
    Investment securities sold                                14,745,272
    Fund shares sold                                           1,823,493
    Dividends and interest                                     1,480,996
  Other                                                           89,631
                                                          --------------
    Total assets                                          $2,462,906,526
                                                          --------------
LIABILITIES:
  Payables -
    Investment securities purchased                       $   10,345,517
    Fund shares repurchased                                    2,484,771
    Upon return of securities loaned                         123,306,175
  Due to bank                                                  2,414,115
  Due to affiliates                                              511,610
  Accrued expenses                                               307,264
                                                          --------------
     Total liabilities                                    $  139,369,452
                                                          --------------
NET ASSETS:
  Paid-in capital                                         $2,166,110,206
  Undistributed net investment income                          5,412,142
  Accumulated net realized gain on investments                18,617,006
  Net unrealized gain on investments                         133,397,720
                                                          --------------
     Total net assets                                     $2,323,537,074
                                                          ==============
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $1,685,413,712/79,856,394 shares)     $        21.11
                                                          ==============
  Class B (based on $114,753,334/6,525,664 shares)        $        17.58
                                                          ==============
  Class C (based on $148,081,219/8,486,635 shares)        $        17.45
                                                          ==============
  Class R (based on $57,899,048/2,781,393 shares)         $        20.82
                                                          ==============
  Class Y (based on $317,389,761/14,384,421 shares)       $        22.06
                                                          ==============
MAXIMUM OFFERING PRICE:
  Class A ($21.11 [divided by] 94.25%)                    $        22.40
                                                          ==============


  The accompanying notes are an integral part of these financial statements.  27

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 4/30/08

INVESTMENT INCOME:
  Dividends                                              $20,121,388
  Interest                                                  881,436
  Income from securities loaned, net                        272,806
                                                         -----------
     Total investment income                                              $  21,275,630
                                                                          -------------
EXPENSES:
  Management fees
    Basic Fee                                            $7,854,606
    Performance Adjustment                                 (863,831)
  Transfer agent fees and expenses
    Class A                                               1,742,846
    Class B                                                 253,010
    Class C                                                 230,418
    Class R                                                  63,663
    Class Y                                                  29,218
  Distribution fees
    Class A                                               2,181,465
    Class B                                                 623,006
    Class C                                                 787,240
    Class R                                                 143,154
  Administrative fees                                       272,417
  Custodian fees                                             47,637
  Registration fees                                          80,090
  Professional fees                                         115,094
  Printing expense                                           75,968
  Fees and expenses of nonaffiliated trustees                23,136
  Miscellaneous                                             241,080
                                                         -----------
     Total expenses                                                       $  13,900,217
     Less fees paid indirectly                                                  (58,109)
                                                                          -------------
     Net expenses                                                         $  13,842,108
                                                                          -------------
       Net investment income                                              $   7,433,522
                                                                          -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain on investments                                        $  22,287,738
                                                                          -------------
  Change in net unrealized gain on investments                            $(342,744,111)
                                                                          -------------
  Net loss on investments                                                 $(320,456,373)
                                                                          -------------
  Net decrease in net assets resulting from operations                    $(313,022,851)
                                                                          =============


28  The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 4/30/08 and the Year Ended 10/31/07, respectively

                                                           Six Months
                                                              Ended
                                                             4/30/08          Year Ended
                                                           (unaudited)         10/31/07
FROM OPERATIONS:
Net investment income                                    $    7,433,522     $   11,446,219
Net realized gain on investments                             22,287,738        185,968,082
Change in net unrealized gain (loss) on investments        (342,744,111)       216,983,578
                                                         --------------     --------------
    Net increase (decrease) in net assets resulting
     from operations                                     $ (313,022,851)    $  414,397,879
                                                         --------------     --------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
    Class A ($0.10 and $0.10 per share, respectively)    $   (8,273,156)    $   (8,904,124)
    Class R ($0.04 and $0.08 per share, respectively)          (109,982)          (163,640)
    Class Y ($0.18 and $0.21 per share, respectively)        (2,556,502)        (2,684,105)
Net realized gain:
    Class A ($1.66 and $3.30 per share, respectively)      (132,284,456)      (249,231,183)
    Class B ($1.66 and $3.30 per share, respectively)       (11,297,516)       (24,715,474)
    Class C ($1.66 and $3.30 per share, respectively)       (14,319,888)       (28,270,849)
    Investor Class ($0.00 and $3.30 per share,
     respectively)                                                    -         (7,692,395)
    Class R ($1.66 and $3.30 per share, respectively)        (4,190,895)        (5,657,035)
    Class Y ($1.66 and $3.30 per share, respectively)       (22,414,248)       (38,852,304)
                                                         --------------     --------------
     Total distributions to shareowners                  $ (195,446,643)    $ (366,171,109)
                                                         --------------     --------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                         $  225,902,569     $  637,423,424
Reinvestment of distributions                               166,612,914        309,803,431
Cost of shares repurchased                                 (363,369,325)      (889,020,605)
                                                         --------------     --------------
    Net increase in net assets resulting from
     Fund share transactions                             $   29,146,158     $   58,206,250
                                                         --------------     --------------
    Net increase (decrease) in net assets                $ (479,323,336)    $  106,433,020
NET ASSETS:
Beginning of period                                       2,802,860,410      2,696,427,390
                                                         --------------     --------------
End of period                                            $2,323,537,074     $2,802,860,410
                                                         ==============     ==============
Undistributed net investment income, end of period       $    5,412,142     $    8,918,260
                                                         ==============     ==============


  The accompanying notes are an integral part of these financial statements.  29

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                 (continued)
--------------------------------------------------------------------------------

                                    '08 Shares       '08 Amount      '07 Shares      '07 Amount
                                    (unaudited)     (unaudited)
CLASS A
Shares sold                          6,636,869    $ 143,235,750       15,858,668    $ 392,570,324
Conversion from Investor
  Class Shares                               -                -        2,648,752       60,868,325
Reinvestment of distributions        5,488,243      124,163,576       10,128,942      228,801,001
Less shares repurchased            (12,248,110)    (261,765,038)     (25,497,829)    (628,291,265)
                                   -----------    -------------      -----------    -------------
    Net increase (decrease)           (122,998)   $   5,634,288        3,138,533    $  53,948,385
                                   ===========    =============      ===========    =============
CLASS B
Shares sold                            323,673    $   5,860,837          915,604    $  19,034,949
Reinvestment of distributions          545,029       10,273,774        1,165,397       22,329,112
Less shares repurchased             (1,242,926)     (22,276,200)      (2,740,303)     (56,957,141)
                                   -----------    -------------      -----------    -------------
    Net decrease                      (374,224)   $  (6,141,589)        (659,302)   $ (15,593,080)
                                   ===========    =============      ===========    =============
CLASS C
Shares sold                            691,586    $  12,423,989        1,798,827    $  37,004,372
Reinvestment of distributions          613,397       11,464,375        1,162,810       22,093,525
Less shares repurchased             (1,550,497)     (27,777,796)      (2,877,077)     (59,252,128)
                                   -----------    -------------      -----------    -------------
    Net increase (decrease)           (245,514)   $  (3,889,432)          84,560    $    (154,231)
                                   ===========    =============      ===========    =============
INVESTOR CLASS*
Reinvestment of distributions                                            330,088    $   7,480,413
Conversion to Class A Shares                                          (2,639,642)     (60,868,325)
Less shares repurchased                                                  (56,435)      (1,406,561)
                                                                     -----------    -------------
    Net decrease                                                      (2,365,989)   $ (54,794,473)
                                                                     ===========    =============
CLASS R
Shares sold                            583,316    $  12,444,835        1,271,668    $  30,686,994
Reinvestment of distributions          179,875        4,009,148          244,399        5,454,111
Less shares repurchased               (465,424)      (9,849,446)        (751,641)     (18,367,223)
                                   -----------    -------------      -----------    -------------
    Net increase                       297,767    $   6,604,537          764,426    $  17,773,882
                                   ===========    =============      ===========    =============
CLASS Y
Shares sold                          2,291,567    $  51,937,158        6,129,171    $ 158,126,785
Reinvestment of distributions          705,557       16,702,041        1,002,036       23,645,269
Less shares repurchased             (1,875,405)     (41,700,845)      (4,947,968)    (124,746,287)
                                   -----------    -------------      -----------    -------------
    Net increase                     1,121,719    $  26,938,354        2,183,239    $  57,025,767
                                   ===========    =============      ===========    =============

* Investor class shares converted to Class A shares on 12/10/06.


30  The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                      Six Months
                                                         Ended
                                                        4/30/08       Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                                      (unaudited)      10/31/07     10/31/06     10/31/05     10/31/04     10/31/03
CLASS A
Net asset value, beginning of period                   $   25.62     $    25.33   $    22.84   $    25.57   $    22.25   $    16.93
                                                       ---------     ----------   ----------   ----------   ----------   ----------
Increase (decrease) from investment operations:
 Net investment income                                 $    0.07     $     0.11   $     0.12   $     0.04   $     0.01   $     0.04
 Net realized and unrealized gain (loss)
  on investments                                           (2.82)          3.58         3.24         2.86         3.83         5.28
                                                       ---------     ----------   ----------   ----------   ----------   ----------
  Net increase (decrease) from investment operations   $   (2.75)    $     3.69   $     3.36   $     2.90   $     3.84   $     5.32
Distributions to shareowners:
 Net investment income                                     (0.10)         (0.10)       (0.02)           -            -            -
 Net realized gain                                         (1.66)         (3.30)       (0.85)       (5.63)       (0.52)           -
                                                       ---------     ----------   ----------   ----------   ----------   ----------
Net increase (decrease) in net asset value             $   (4.51)    $     0.29   $     2.49   $    (2.73)  $     3.32   $     5.32
                                                       ---------     ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                         $   21.11     $    25.62   $    25.33   $    22.84   $    25.57   $    22.25
                                                       =========     ==========   ==========   ==========   ==========   ==========
Total return*                                             (11.16)%        16.47%       15.11%       11.90%       17.65%       31.42%
Ratio of net expenses to average net assets+                1.09%**        1.03%        1.08%        1.10%        1.21%        1.37%
Ratio of net investment income to average net assets+       0.67%**        0.48%        0.46%        0.16%        0.05%        0.24%
Portfolio turnover rate                                       53%**          54%          91%          74%          59%          58%
Net assets, end of period (in thousands)               $1,685,414    $2,048,721   $1,946,583   $1,957,797   $1,547,823   $1,208,400
Ratios with reduction for fees paid indirectly:
 Net expenses                                               1.09%**        1.02%        1.07%        1.10%        1.21%        1.37%
 Net investment income                                      0.67%**        0.49%        0.47%        0.16%        0.05%        0.24%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges.Total return would be reduced if sales charges were taken into account.
** Annualized.
+  Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                      Six Months
                                                         Ended
                                                        4/30/08      Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                                      (unaudited)     10/31/07     10/31/06     10/31/05     10/31/04     10/31/03
CLASS B
Net asset value, beginning of period                    $  21.65      $  22.00     $  20.10     $  23.32     $  20.48     $  15.72
                                                        --------      --------     --------     --------     --------     --------
Increase (decrease) from investment operations:
 Net investment loss                                    $  (0.03)     $  (0.10)    $  (0.11)    $  (0.17)    $  (0.22)    $  (0.13)
 Net realized and unrealized gain (loss)
  on investments                                           (2.38)         3.05         2.86         2.58         3.55         4.89
                                                        --------      --------     --------     --------     --------     --------
  Net increase (decrease) from investment operations    $  (2.41)     $   2.95     $   2.75     $   2.41     $   3.33     $   4.76
Distributions to shareowners:
 Net realized gain                                         (1.66)        (3.30)       (0.85)       (5.63)       (0.49)           -
                                                        --------      --------     --------     --------     --------     --------
Net increase (decrease) in net asset value              $  (4.07)     $  (0.35)    $   1.90     $  (3.22)    $   2.84     $   4.76
                                                        --------      --------     --------     --------     --------     --------
Net asset value, end of period                          $  17.58      $  21.65     $  22.00     $  20.10     $  23.32     $  20.48
                                                        ========      ========     ========     ========     ========     ========
Total return*                                             (11.63)%       15.38%       14.09%       10.81%       16.64%       30.28%
Ratio of net expenses to average net assets+                2.05%**       1.97%        2.00%        2.06%        2.13%        2.22%
Ratio of net investment loss to average net assets+        (0.29)%**     (0.46)%      (0.46)%      (0.80)%      (0.86)%      (0.61)%
Portfolio turnover rate                                       53%**         54%          91%          74%          59%          58%
Net assets, end of period (in thousands)                $114,753      $149,348     $166,294     $195,916     $208,844     $241,313
Ratios with reduction for fees paid indirectly:
 Net expenses                                               2.04%**       1.95%        1.98%        2.06%        2.13%        2.22%
 Net investment loss                                       (0.28)%**     (0.44)%      (0.44)%      (0.80)%      (0.86)%      (0.61)%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
** Annualized.
+  Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                     Six Months
                                                        Ended
                                                       4/30/08      Year Ended   Year Ended   Year Ended    Year Ended  Year Ended
                                                     (unaudited)     10/31/07     10/31/06     10/31/05      10/31/04    10/31/03
CLASS C
Net asset value, beginning of period                   $  21.48      $  21.84     $  19.94     $  23.15      $  20.34    $  15.61
                                                       --------      --------     --------     --------      --------    --------
Increase (decrease) from investment operations:
 Net investment loss                                   $  (0.02)     $  (0.08)    $  (0.08)    $  (0.11)     $  (0.16)   $  (0.10)
 Net realized and unrealized gain (loss)
  on investments                                          (2.35)         3.02         2.83         2.53          3.46        4.83
                                                       --------      --------     --------     --------      --------    --------
  Net increase (decrease) from investment operations   $  (2.37)     $   2.94     $   2.75     $   2.42      $   3.30    $   4.73
Distributions to shareowners:
 Net realized gain                                        (1.66)        (3.30)       (0.85)       (5.63)        (0.49)          -
                                                       --------      --------     --------     --------      --------    --------
Net increase (decrease) in net asset value             $  (4.03)     $  (0.36)    $   1.90     $  (3.21)     $   2.81    $   4.73
                                                       --------      --------     --------     --------      --------    --------
Net asset value, end of period                         $  17.45      $  21.48     $  21.84     $  19.94      $  23.15    $  20.34
                                                       ========      ========     ========     ========      ========    ========
Total return*                                            (11.53)%       15.46%       14.20%       10.95%        16.60%      30.30%
Ratio of net expenses to average net assets+               1.94%**       1.87%        1.90%        1.95%         2.11%       2.28%
Ratio of net investment loss to average net assets+       (0.18)%**     (0.36)%      (0.36)%      (0.68)%       (0.88)%     (0.68)%
Portfolio turnover rate                                      53%**         54%          91%          74%           59%         58%
Net assets, end of period (in thousands)               $148,081      $187,566     $188,847     $183,357      $105,778    $53,982
Ratios with reduction for fees paid indirectly:
 Net expenses                                              1.93%**       1.86%        1.89%        1.95%         2.11%       2.28%
 Net investment loss                                      (0.17)%**     (0.35)%      (0.35)%      (0.68)%       (0.88)%     (0.68)%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
** Annualized.
+  Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                     Six Months
                                                        Ended                                                          4/1/03 (a)
                                                       4/30/08     Year Ended   Year Ended   Year Ended   Year Ended       to
                                                     (unaudited)    10/31/07     10/31/06     10/31/05     10/31/04     10/31/03
CLASS R
Net asset value, beginning of period                    $ 25.26      $ 25.06      $ 22.67      $ 25.46       $22.25      $16.81
                                                        -------      -------      -------      -------       ------      ------
Increase (decrease) from investment operations:
 Net investment income (loss)                           $  0.04      $  0.05      $  0.03      $ (0.01)      $ 0.06      $    -
 Net realized and unrealized gain (loss)
  on investments                                          (2.78)        3.53         3.23         2.85         3.74        5.44
                                                        -------      -------      -------      -------       ------      ------
  Net increase (decrease) from investment operations    $ (2.74)     $  3.58      $  3.26      $  2.84       $ 3.80      $ 5.44
Distributions to shareowners:
 Net investment income                                    (0.04)       (0.08)       (0.02)           -            -           -
 Net realized gain                                        (1.66)       (3.30)       (0.85)       (5.63)       (0.59)          -
                                                        -------      -------      -------      -------       ------      ------
Net increase (decrease) in net asset value              $ (4.44)     $  0.20      $  2.39      $ (2.79)      $ 3.21      $ 5.44
                                                        -------      -------      -------      -------       ------      ------
Net asset value, end of period                          $ 20.82      $ 25.26      $ 25.06      $ 22.67       $25.46      $22.25
                                                        =======      =======      =======      =======       ======      ======
Total return*                                            (11.26)%      16.14%       14.79%       11.69%       17.50%      32.36%(b)
Ratio of net expenses to average net assets+               1.37%**      1.33%        1.38%        1.32%        1.34%       1.31%**
Ratio of net investment income (loss) to average
 net assets+                                               0.38%**      0.18%        0.15%       (0.05)%      (0.16)%     (0.08)%**
Portfolio turnover rate                                      53%**        54%          91%          74%          59%         58%
Net assets, end of period (in thousands)                $57,899      $62,741      $43,091      $17,702       $3,271      $   40
Ratios with reduction for fees paid indirectly:
 Net expenses                                              1.37%**      1.33%        1.37%        1.32%        1.34%       1.31%**
 Net investment income (loss)                              0.38%**      0.18%        0.16%       (0.05)%      (0.16)%     (0.08)%**

(a) Class R shares were first publicly offered on April 1, 2003.
(b) Not Annualized.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                        Six Months
                                                          Ended
                                                         4/30/08      Year Ended   Year Ended   Year Ended  Year Ended   Year Ended
                                                        (unaudited)    10/31/07     10/31/06     10/31/05    10/31/04     10/31/03
CLASS Y
Net asset value, beginning of period                     $  26.73      $  26.31     $  23.68     $  26.17     $ 22.73       $17.21
                                                         --------      --------     --------     --------     -------       ------
Increase (decrease) from investment operations:
 Net investment income                                   $   0.11      $   0.19     $   0.24     $   0.06     $  0.08       $ 0.15
 Net realized and unrealized gain (loss) on investments     (2.94)         3.74         3.35         3.08        3.96         5.37
                                                         --------      --------     --------     --------     -------       ------
  Net increase (decrease) from investment operations     $  (2.83)     $   3.93     $   3.59     $   3.14     $  4.04       $ 5.52
Distributions to shareowners:
 Net investment income                                      (0.18)        (0.21)       (0.11)           -           -            -
 Net realized gain                                          (1.66)        (3.30)       (0.85)       (5.63)      (0.60)           -
                                                         --------      --------     --------     --------     -------       ------
Net increase (decrease) in net asset value               $  (4.67)     $   0.42     $   2.63     $  (2.49)    $  3.44       $ 5.52
                                                         --------      --------     --------     --------     -------       ------
Net asset value, end of period                           $  22.06      $  26.73     $  26.31     $  23.68     $ 26.17       $22.73
                                                         ========      ========     ========     ========     =======       ======
Total return*                                              (11.00)%       16.84%       15.59%       12.61%      18.23%       32.07%
Ratio of net expenses to average net assets+                 0.67%**       0.68%        0.62%        0.67%       0.78%        0.84%
Ratio of net investment income to average net assets+        1.09%**       0.82%        0.92%        0.62%       0.46%        0.76%
Portfolio turnover rate                                        53%**         54%          91%          74%         59%          58%
Net assets, end of period (in thousands)                 $317,390      $354,485     $291,513     $278,780     $50,081       $8,261
Ratios with reduction for fees paid indirectly:
 Net expenses                                                0.67%**       0.68%        0.61%        0.67%       0.78%        0.84%
 Net investment income                                       1.09%**       0.82%        0.93%        0.62%       0.46%        0.76%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period.
** Annualized.
+  Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 4/30/08 (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies
Pioneer Mid Cap Value Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks.

The Fund offers five classes of shares designated as Class A, Class B, Class C, Class R and Class Y shares. On December 10, 2006, Investor Class shares converted to Class A shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidations, except that each class of shares can bear different transfer agent and distribution fees and has exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B, Class C and Class R shareowners, respectively. There is no distribution plan for Class Y shareowners.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries or sectors. Investments in mid-sized companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies. The Fund's prospectuses contain information regarding the Fund's principal risks. Please refer to those documents when considering the Fund's investment risks.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------

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A.  Security Valuation

    Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund may also use the fair value of a security, including a non-U.S. security, when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At April 30, 2008 there were no securities fair valued. Temporary cash investments are valued at cost which approximates market value.

    Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Dividend and interest income is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.  Federal Income Taxes

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required. Tax years prior to 2004 are

Pioneer Mid Cap Value Fund
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NOTES TO FINANCIAL STATEMENTS 4/30/08 (unaudited)                   (continued)
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    closed (not subject to examination by tax authorities) due to the expiration of statute of limitations; all other tax years are open.

    The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.

    The tax character of current year distributions will be determined at the end of the fiscal year. The tax character of distributions paid during the year ended October 31, 2007 was as follows:

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                                                                      2007
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  Distributions paid from:
  Ordinary Income                                                 $ 62,128,845
  Long-Term capital gain                                           304,042,264
                                                                  ------------
    Total                                                         $366,171,109
                                                                  ============
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    The following shows the components of distributable earnings on a federal income tax basis at October 31, 2007:

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                                                                     2007
--------------------------------------------------------------------------------
  Undistributed ordinary income                                   $ 43,916,215
  Undistributed long-term gain                                     149,193,327
  Unrealized appreciation                                          472,786,320
                                                                  ------------
    Total                                                         $665,896,362
                                                                  ============
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    The difference between book basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales and REIT holdings.

Pioneer Mid Cap Value Fund
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C.  Fund Shares

    The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit), earned approximately $207,734 in underwriting commissions on the sale of Class A shares during the six months ended April 30,2008.

D.  Class Allocations

    Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

    Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C, and Class R shares of the Fund, respectively (see Note 4). Class Y shares are not subject to a distribution plan. Shareowners of each class participate in all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

    Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except that Class A, Class B, Class C, Class R and Class Y shares can bear different transfer agent and distribution expense rates.

E.  Securities Lending

    The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors. When entering into a loan, the Fund receives collateral and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral which is required to be at least 102%, at all times, of the fair value of the securities loaned. The amount of the

Pioneer Mid Cap Value Fund
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NOTES TO FINANCIAL STATEMENTS 4/30/08 (unaudited)                   (continued)
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    collateral is required to be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreements to recover the securities on loan from the borrower on demand. The Fund invests cash collateral in cash equivalent investments.

F.  Repurchase Agreements

    With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

G.  Option writing

    When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

    During the six months ended April 30, 2008, the Fund did not write or exercise any option contracts.

Pioneer Mid Cap Value Fund
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2.  Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit, manages the Fund's portfolio. PIM receives a basic fee that is calculated at the annual rate of 0.70% of the Fund's average daily net assets up to $500 million; 0.65% of the next $500 million; 0.625% on the next $3 billion and 0.60% on the excess over $4 billion. The basic fee is subject to a performance adjustment up to a maximum of -0.10% based on the performance of the Fund's Class A shares as compared with the Russell Midcap Value Index over a rolling 36-month period. In addition, for the six months ended April 30, 2008, the aggregate performance adjustment resulted in a decrease to the basic fee of $863,831. The management fee was equivalent to 0.57% of the average daily net assets for the period.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. Included in "Due to Affiliates" reflected in the Statement of Assets and Liabilities is $29,094 in management fees, administrative costs and certain other services payable to PIM at April 30, 2008.

3.  Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in "Due to Affiliates" reflected on the Statement of Assets and Liabilities is $450,970 in transfer agent fees payable to PIMSS at April 30, 2008.

4.  Distribution and Service Plans

The Fund adopted a Plan of Distribution with respect to Class A, Class B, Class C and Class R shares (Class A Plan, Class B Plan, Class C Plan and Class R
Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Plan, the Fund pays PFD 0.25% of the Fund's average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to Class B and Class C shares. The fee for Class B and Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution

Pioneer Mid Cap Value Fund
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NOTES TO FINANCIAL STATEMENTS 4/30/08 (unaudited)                   (continued)
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services with regard to Class B and Class C shares. Pursuant to the Plan, the Fund pays PFD 0.50% of the average daily net assets attributable to Class R shares as compensation for distribution services. For the period from November 1, 2007 through January 31, 2008, PFD was reimbursed under the Plan of Distribution for distribution expenses in an amount of up to 0.25% of the average daily net assets attributable for Class A shares. Included in "Due to Affiliates" reflected on the Statement of Assets and Liabilities is $31,546 in distribution fees payable to PFD at April 30, 2008.

The Fund also has adopted a separate service plan for Class R shares (Service
Plan). The Service Plan authorizes the Fund to pay as compensation to securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans in reimbursement for actual expenditures.

In addition, redemptions of each class of shares (except Class R and Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain of net asset value purchases of Class A shares within 18 months of purchase. Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the six months ended April 30, 2008, CDSCs in the amount of $104,848 were paid to PFD.

5.  Commission Recapture and Expense Offset Arrangements

Effective July 15, 2005, the Fund has entered into commission recapture arrangements with brokers with whom PIM places trades on behalf of the Fund where they provide services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund. For the six months ended April 30 2008, expenses were not reduced under these agreements. In addition, the Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six month ended

Pioneer Mid Cap Value Fund
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April 30, 2008 the Fund's expenses were reduced by $58,109 under such arrangements.

6.  Line of Credit Facility

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), collectively participate in a $200 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $200 million or the limits set by its prospectus for borrowings. Interest on collective borrowings is payable at the Federal Funds Rate plus 1/2% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among such Funds based on their respective borrowing limits. For the six months ended April 30, 2008, the Fund had no borrowings under this agreement.

7.  New Pronouncements

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about an entity's derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

Pioneer Mid Cap Value Fund
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APPROVAL OF INVESTMENT ADVISORY AGREEMENT
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Pioneer Investment Management, Inc. (PIM) serves as the Fund's investment adviser pursuant to an investment advisory agreement between PIM and the Fund. The Trustees of the Fund, as required by law, determine annually whether to continue the investment advisory agreement for the Fund.

In connection with their most recent consideration of the investment advisory agreement for the Fund, the Trustees received and reviewed a substantial amount of information provided by PIM in response to requests of the independent Trustees and their independent legal counsel. The independent Trustees met on a number of occasions with PIM and also separately with their independent legal counsel to evaluate and discuss the information provided to them by PIM. At a meeting held on November 13, 2007, based on their evaluation of the information provided by PIM, the Trustees, including the independent Trustees voting separately, unanimously approved the continuation of the investment advisory agreement for another year.

In considering the continuation of the investment advisory agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the continuation of the agreement.

Nature, Extent and Quality of Services
The Trustees considered the nature, extent and quality of the services provided by PIM to the Fund, taking into account the investment objective and strategy of the Fund and the information related to the Fund provided to the Trustees at each quarterly meeting. The Trustees reviewed the terms of the investment advisory agreement. The Trustees also reviewed PIM's investment approach for the Fund and its research process. The Trustees considered the resources of PIM and the personnel of PIM who provide investment management services to the Fund. They also considered PIM's compliance and legal resources and personnel.

In addition, the Trustees considered the other services that PIM provides to the Fund under the investment advisory agreement and that, as administrator, PIM is responsible for the administration of the Fund's business and other affairs. It was noted that PIM supervises and monitors the performance of the Fund's service providers and provides the Fund with personnel (including officers) as are necessary

Pioneer Mid Cap Value Fund
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for the Fund's operations. The Trustees considered the fees paid to PIM for the provision of such services.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services provided by PIM to the Fund were satisfactory and consistent with the terms of the investment advisory agreement.

Performance of the Fund
The Trustees considered the performance results of the Fund over various time periods. They reviewed information comparing the Fund's performance with the average performance of its peer group of funds as classified by Morningstar, Inc. (Morningstar), an independent provider of investment company data, and with the performance of the Fund's benchmark index. The Trustees considered that the Fund's annualized total return was in the first quintile of its Morningstar category for the one year period ended June 30, 2007, the third quintile of its Morningstar category for the three year period ended June 30, 2007 and the second quintile of its Morningstar category for the five year period ended June 30, 2007. (In all quintile rankings referred to throughout this disclosure, first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses would also be first quintile.) The Trustees concluded that the investment performance of the Fund was satisfactory.

Management Fee and Expenses
The Trustees considered information on the fees and expenses of the Fund in comparison to the management fees of its peer group of funds as classified by Morningstar and the expense ratios of a peer group of funds selected on the basis of criteria determined by the independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party.

The Trustees considered that the Fund's management fee for the twelve months ended June 30, 2007 was in the first quintile relative to the management fees paid by other funds in its peer group Morningstar category for the comparable period. The Trustees also considered that the Fund's expense ratio for the twelve months ended June 30, 2007 was in the second quintile relative to its Strategic Insight peer group.

Pioneer Mid Cap Value Fund
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APPROVAL OF INVESTMENT ADVISORY AGREEMENT                           (continued)
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The Trustees also reviewed management fees charged by PIM to its separate account clients with a similar investment strategy as the Fund. The Trustees noted that in some instances the fee rates for those separate accounts were lower than the management fees for the Fund and considered that, under the investment advisory agreement with the Fund, PIM performs additional services for the Fund that it does not provide to those other clients, including oversight of the Fund's other service providers, regulatory compliance and other services.

The Trustees concluded that the management fee payable by the Fund to PIM was reasonable in relation to the nature and quality of services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies. The Trustees also concluded that the Fund's expense ratio was reasonable, taking into account the size of the Fund, the quality of services provided by PIM and the investment performance of the Fund.

Profitability
The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Fund, including the methodology used by PIM in allocating certain of its costs to the management of the Fund. The Trustees also considered PIM's profit margin in connection with the overall operation of the Fund. They further reviewed the financial results realized by PIM and its affiliates from non-fund businesses. The Trustees considered PIM's profit margins with respect to the Fund in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees recognized that PIM should be entitled to earn a reasonable level of profit for the services provided to the Fund. The Trustees concluded that PIM's profitability with respect to the management of the Fund was not unreasonable.

Economies of Scale
The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The

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Trustees concluded that, because of the breakpoints in the management fee schedule and the reduced fee rates above certain asset levels, any perceived or potential economies of scale would be shared between PIM and the Fund.

Other Benefits
The Trustees considered the other benefits to PIM from its relationship with the Fund. The Trustees considered that affiliates of PIM serve as the Fund's transfer agent and distributor. The Trustees considered the receipt by PIM and its affiliates of sales loads and payments under Rule 12b-1 plans in respect of the Fund and the other Pioneer funds and the benefits to PIM and its affiliates from the use of "soft" commission dollars generated by the Fund to pay for research and brokerage services. The Trustees further considered the intangible benefits to PIM by virtue of its relationship with the Fund and the other Pioneer funds. The Trustees concluded that the receipt of these benefits was reasonable in the context of the overall relationship between PIM and the Fund.

Conclusion
After consideration of the factors described above as well as other factors, the Trustees, including all of the independent Trustees, concluded that the terms of the investment advisory agreement between PIM and the Fund, including the fees payable thereunder, were fair and reasonable and voted to approve the proposed continuation of the investment advisory agreement for the Fund.

Pioneer Mid Cap Value Fund
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TRUSTEES, OFFICERS AND SERVICE PROVIDERS
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Trustees                              Officers
John F. Cogan, Jr., Chairman          John F. Cogan, Jr., President
David R. Bock                         Daniel K. Kingsbury, Executive
Mary K. Bush                            Vice President
Margaret B.W. Graham                  Mark E. Bradley, Treasurer
Thomas J. Perna                       Dorothy E. Bourassa, Secretary
Marguerite A. Piret
John Winthrop

Investment Adviser and Administrator
Pioneer Investment Management, Inc.


Custodian
Brown Brothers Harriman & Co.


Principal Underwriter
Pioneer Funds Distributor, Inc.


Legal Counsel
Bingham McCutchen LLP


Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

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HOW TO CONTACT PIONEER
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We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)


Visit our web site:                                   www.pioneerinvestments.com


This report must be preceded or accompanied by a Prospectus.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year, on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A


(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A


(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

N/A


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Mid Cap Value Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date June 27, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date June 27, 2008


By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date June 27, 2008

* Print the name and title of each signing officer under his or her signature.